Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 691	$ 52	$ 22	$ 10
Tax expense (income) during the year recognised in Profit or Loss	(1,178)	27	12
Post-employment medical benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(277)	(311)	(237)
Tax expense (income) during the year recognised in Profit or Loss	34	(74)	14
Royalty accrual
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(196)	(216)	(213)
Tax expense (income) during the year recognised in Profit or Loss	20	(3)	17
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	48	77	93
Tax expense (income) during the year recognised in Profit or Loss	(29)	(16)	4
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	74	121	126
Tax expense (income) during the year recognised in Profit or Loss	(46)	(6)	126
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(1)	9	(7)
Tax expense (income) during the year recognised in Profit or Loss	(10)	16	7
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	87	(327)	264
Tax expense (income) during the year recognised in Profit or Loss	414	(591)	46
Convertible debts and venture debt - liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	235	981	0
Tax expense (income) during the year recognised in Profit or Loss	(746)	981	0
Convertible debts and venture debt - equity component
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,818	0	0
Tax expense (income) during the year recognised in Profit or Loss	0	0	0
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(460)	(64)	(29)
Tax expense (income) during the year recognised in Profit or Loss	(396)	(34)	(15)
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	35	52	22
Tax expense (income) during the year recognised in Profit or Loss	(17)	30	12
Loss available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(672)	(270)	3
Tax expense (income) during the year recognised in Profit or Loss	$ (402)	$ (276)	$ (199)